Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax rate	36.40%	29.00%	31.50%	28.90%	32.50%	26.80%	27.30%
Statutory rate	21.00%		21.00%		21.00%	21.00%	21.00%
Accrued income taxes payable	$ 38		$ 38